Stock Option Plan and Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Option Plan And Stock-based Compensation
Number of options outstanding, beginning	984,900
Weighted-average exercise price, beginning	$ 1.53
Weighted average remaining contractual term (years)	8 years 8 months 26 days	9 years 3 months
Weighted-Average Fair Value at Grant Date	$ 0.93	$ 0.90
Number of options, Granted	895,000	1,377,172
Weighted-average exercise price, Granted	$ 1.51	$ 1.53
Weighted average remaining contractual term, Granted	9 years 3 months
Weighted-Average Fair Value at Grant Date, Granted	$ 0.96
Number of options, Exercised	(70,350)
Weighted-average exercise price, Exercised	$ 1.53
Weighted-Average Fair Value at Grant Date, Exercised	0.90
Aggregate intrinsic value exercised	$ 108,000
Number of options, Forfeited	(10,000)	(392,272)
Weighted-average exercise price, Forfeited	$ 1.20	$ 1.53
Number of options outstanding, ending	1,799,550	984,900
Weighted-average exercise price, Ending	$ 1.52	$ 1.53
Number of options exercisable	422,100
Weighted-average exercise price, options exercisable	$ 1.53